Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 7. INTANGIBLE ASSETS, NET

The intangible assets consisted of the following:

	As of December 31, 2017	As of December 31, 2016

Accounting software	$7,638	$3,696
Bigdata Platform (APP)	1,435,371	-
Less: accumulated amortization	(14,443)	(924)
Intangible assets, net	$1,428,566	$2,772

The estimated useful lives of intangible assets are 10 years for the Bigdata Platform (APP) and 5 years for the accounting software. Amortization expense was $13,028, $708 and $263, respectively, for the years ended December 31, 2017, 2016 and 2015.